Other Gains (Losses) (Tables)	12 Months Ended
Dec. 31, 2021
OTHER GAINS (LOSSES)
Summary of Other gains (losses)

The detail of other gains (losses) for the years ended December 31, 2021, 2020 and 2019, is as follows:

	For the years ended December 31,
	2021	2020	2019
Other Gains (Losses)	ThCh$	ThCh$	ThCh$
Gain on sale of Property, Plant and Equipment	—	9,384,038	1,530,689
Gain on sale of Transmisora Eléctrica de Quillota Ltda. (*)	9,968,845	—	—
Result of other investments	168,439	104,777	262,512
Total	10,137,284	9,488,815	1,793,201

(*) See Note 12.3 a).